Taxation (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of maximum applicable income tax rates of other countries
	For the Year Ended December 31,
	2016	2017	2018
United States	42.84%	42.84%	29.84%
United Kingdom	20.00%	19.25%	19.00%
Germany	32.98%	32.98%	32.98%

Schedule of composition of income tax expense
	For the Year Ended December 31,
	2016	2017	2018
Current income tax expense	4,314	7,906	22,044

Schedule of reconciliation of the income tax expense
	For the Year Ended December 31,
	2016	2017	2018
Loss before income tax expense	(2,568,940)	(5,013,268)	(9,616,935)
Income tax expense computed at PRC statutory income tax rate of 25%	(642,235)	(1,253,318)	(2,404,234)
Non-deductible expenses	91,915	91,093	96,684
Foreign tax rates differential	52,495	(74,531)	167,180
Additional 50% tax deduction for qualified research and development expenses	(46,527)	(93,513)	(216,993)
Tax exempted interest income	(52)	(845)	(10,377)
Effect of U.S. tax law change	—	165,898	—
US tax credits	(5,716)	(52,185)	(42,781)
Prior year adjustments	3,594	(10,293)	(1,422)
Tax benefit not utilized	550,840	1,235,600	2,433,987
Income tax expense	4,314	7,906	22,044

Schedule of deferred tax assets
	As of December 31,
	2016	2017	2018
Deferred tax assets
Net operating loss carry-forwards	567,844	1,620,535	3,777,696
Accrued and prepaid expenses	39,174	84,320	255,240
Advertising expenses in excess of deduction limit	9,118	65,737	14,234
Tax credit carry-forwards	13,735	60,624	117,801
Property, plant and equipment, net	28,849	27,463	17,467
Deferred rent	9,478	8,699	36,729
Deferred Revenue	2,411	—	83,877
Unrealized financing cost	—	—	41,939
Intangible assets	1,643	7,104	15,687
Share-based compensation	637	4,106	8,962
Unrealized foreign exchange loss	—	55	55
Total deferred tax assets	672,889	1,878,643	4,369,687
Less: Valuation allowance	(672,889)	(1,878,643)	(4,369,687)
Total deferred tax assets, net	—	—	—

Summary of valuation allowance
	As of December 31,
	2016	2017	2018
Valuation allowance
Balance at beginning of the year	—	672,889	1,878,643
Additions	672,889	1,205,754	2,491,044
Balance at end of the year	672,889	1,878,643	4,369,687

Schedule of expire in one to four years for deduction against future taxable profit
Loss expiring in 2019	4
Loss expiring in 2020	186,827
Loss expiring in 2021	1,335,168
Loss expiring in 2022	3,098,425
Loss expiring in 2023	6,931,086
Total	11,551,510